Employee Benefit Plans - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 06, 2021	Feb. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 09, 2021	Dec. 31, 2017	Nov. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employer matching contribution, percent of match					100.00%		100.00%
Employer matching contribution, percent of employees' gross pay					4.00%		4.00%
Employer maximum annual contributions per employee, percent					4.00%		4.00%
Employer discretionary contribution amount			$ 300	$ 300	$ 900	$ 1,000	$ 1,200	$ 1,300
Employers matching contribution, vesting percentage					100.00%		100.00%
Common stock, par value, (in dollars per share)							$ 0.0001	$ 0.0001
Options granted (in shares)		3,669,608			1,937,968		14,386,426	8,828,538
Stock compensation expense			46,803	1,500	$ 132,542	$ 4,949
Unvested stock options, unrecognized stock-based compensation			463,700		$ 463,700		$ 14,900	$ 9,000
Cost not yet recognized, period for recognition					4 years 3 months 7 days		2 years 6 months
Stock options granted, grant date fair value (in dollars per share)		$ 1.18			$ 3.36	$ 2.10	$ 1.04	$ 0.62
Aggregate intrinsic value of stock options outstanding,			$ 160,100		$ 160,100		$ 445,300
Weighted average remaining contractual term of stock options outstanding					7 years 10 days		7 years 9 months
Stock options exercisable (in shares)			21,210,565		21,210,565		19,333,153
Aggregate intrinsic value of stock options exercisable			$ 109,000		$ 109,000		$ 246,200
Weighted average exercise price of stock options exercisable (in dollars per share)			$ 2.26		$ 2.26		$ 1.62
Weighted average remaining contractual term of stock options exercisable					6 years 4 months 2 days		6 years 10 months 6 days
Aggregate intrinsic value of stock options exercised					$ 36,400	$ 1,600	$ 5,800	$ 1,300
Cash received from stock options exercised							$ 2,100	$ 700
Shares remaining for future grants (in shares)							17,844,505	8,866,082
Warrants issued to purchase shares of common stock (in shares)										122,052	139,629
Exercise price of warrants (in dollars per share)									$ 0.10	$ 3.45	$ 2.61
Total fair value of warrants vested					$ 0	4,000	$ 7,000	$ 900
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value, (in dollars per share)			$ 0.0001		$ 0.0001		$ 0.0001
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, percentage of fair value of common stock							100.00%
Expiration period							10 years
Vesting period							5 years
Stock compensation expense			$ 1,665	1,500	$ 6,734	4,949	$ 7,100	$ 3,300
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			17,396	0	$ 45,725	0
Stock options granted, grant date fair value (in dollars per share)					$ 14.77
PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			27,675	0	$ 80,016	0
Unvested stock options, unrecognized stock-based compensation			185,400		$ 185,400
Cost not yet recognized, period for recognition					4 years 3 months 7 days
Stock options granted, grant date fair value (in dollars per share)					$ 9.58
Eligibility for vesting period					90 days
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			$ 67	$ 0	$ 67	0
Shares remaining for future grants (in shares)	2,785,582
Maximum number of shares that may be purchased by any one participant	5,000
Initial offering period	5 months
ESPP | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount rate	15.00%
Number of shares available for issuance			2,785,582		2,785,582
Calculation of maximum number of ESPP, percentage of total number of shares outstanding	1.00%
Maximum common stock reserved, threshold percentage	10.00%
2020 Equity And Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value, (in dollars per share)			$ 0.0001		$ 0.0001
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)					0
Cash received from stock options exercised					$ 5,500	$ 1,000
Shares remaining for future grants (in shares)							17,844,505
2014 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, percentage of fair value of common stock					100.00%
Expiration period					10 years
2014 Plan | Stock options | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
2014 Plan | Stock options | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					5 years
2014 Plan | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Trading days					90 days